Employee Benefit Plan, Related-Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001 | EBP, Employer, Common Stock Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions	Parties-in-Interest and Related-party Transactions
Certain Plan investments are invested in or managed by Fidelity. Therefore, transactions in these investments qualify as party-in-interest transactions. Notes receivable and related interest from participants also qualify as party-in-interest transactions.
The Plan invests in common stock of the Company and transactions in this common stock are related-party transactions. As of December 31, 2025 and 2024, the Plan held 361,240 and 404,341 shares, respectively, of Company common stock. In 2025 and 2024, the Plan purchased shares of Company common stock on the open market having a value of $21,001,000 and $22,458,000, respectively. In 2025 and 2024, the Plan sold shares of Company common stock on the open market having a value of $35,054,000 and $40,904,000, respectively. In 2025 and 2024, the Plan received cash dividends of $661,000 and $654,000, respectively, on shares of Company common stock held.